Fair Value Measurements (Schedule of Fair Value Hierarchy for Assets and Liabilities) (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Trading loans, securities, and other1
Trading loans, securities, and other	$ 218,133	$ 220,136
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	9,534	7,395
Derivatives
Derivatives	80,055	82,972
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	7,071	6,986
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	135,092	126,369
Securities purchased under reverse repurchase agreements	231,368	247,078
FINANCIAL LIABILITIES
Trading deposits	43,486	37,882
Derivatives
Derivatives	75,308	79,356
Securitization liabilities at fair value	26,491	25,283
Financial liabilities designated at fair value through profit or loss	213,022	197,635
Obligations related to securities sold short	41,924	43,795
Obligations related to securities sold under repurchase agreements	228,932	221,150
Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	218,133	220,136
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	9,534	7,395
Derivatives
Derivatives	80,055	82,972
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	7,071	6,986
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	135,092	126,369
Securities purchased under reverse repurchase agreements	146,167	7,574
FINANCIAL LIABILITIES
Trading deposits	43,486	37,882
Derivatives
Derivatives	75,308	79,356
Securitization liabilities at fair value	26,491	25,283
Financial liabilities designated at fair value through profit or loss	213,022	197,635
Obligations related to securities sold short	41,924	43,795
Obligations related to securities sold under repurchase agreements	172,099	11,557
Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	92,383	87,909
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,764	3,047
Trading loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	32,380	30,032
Commodities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	24,682	34,967
Retained interest 1 [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	1
Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	8,295	7,051
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	7,071	6,986
Loans 1 [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,239	344
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	374	288
Interest rate contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	12,099	11,004
Derivatives
Derivatives	11,978	9,654
Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	42,526	53,609
Derivatives
Derivatives	32,370	42,525
Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	99	44
Derivatives
Derivatives	349	440
Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	19,907	12,696
Derivatives
Derivatives	25,409	19,683
Commodity and other contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	5,424	5,619
Derivatives
Derivatives	5,202	7,054
Canadian government federal debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,707	8,767
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,478	15,891
Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,994	4,537
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	24,931	21,080
United States federal state municipal governments and agencies debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	23,676	23,784
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	54,270	54,492
Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,892	6,101
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,791	7,875
Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	699	768
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,646	1,896
Canadian issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,332	6,762
Other issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	17,388	16,508
Assets backed security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,374	8,709
Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	15,464	13,091
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	122,740	129,307
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	704	465
Derivatives
Derivatives	536	950
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,773	2,087
Securities purchased under reverse repurchase agreements	0	0
FINANCIAL LIABILITIES
Trading deposits	0	0
Derivatives
Derivatives	711	836
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	0	0
Obligations related to securities sold short	14,451	15,342
Obligations related to securities sold under repurchase agreements	0	0
Level 1 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	92,128	87,713
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,153	1,136
Level 1 of fair value hierarchy [member] | Trading loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Commodities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	23,143	33,446
Level 1 of fair value hierarchy [member] | Retained interest 1 [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	704	465
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Level 1 of fair value hierarchy [member] | Loans 1 [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Interest rate contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	3	6
Derivatives
Derivatives	3	6
Level 1 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	73	30
Derivatives
Derivatives	68	24
Level 1 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	0	0
Level 1 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	115	162
Derivatives
Derivatives	0	0
Level 1 of fair value hierarchy [member] | Commodity and other contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	345	752
Derivatives
Derivatives	640	806
Level 1 of fair value hierarchy [member] | Canadian government federal debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	4,750	4,892
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	99	100
Level 1 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | United States federal state municipal governments and agencies debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2,215	2,973
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	521	851
Level 1 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	504	283
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Canadian issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Other issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Assets backed security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	94,926	90,737
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	7,261	5,363
Derivatives
Derivatives	79,471	82,011
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	7,071	6,986
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	130,737	122,371
Securities purchased under reverse repurchase agreements	146,167	7,574
FINANCIAL LIABILITIES
Trading deposits	43,221	37,609
Derivatives
Derivatives	74,495	78,229
Securitization liabilities at fair value	26,491	25,283
Financial liabilities designated at fair value through profit or loss	213,019	197,633
Obligations related to securities sold short	27,473	28,453
Obligations related to securities sold under repurchase agreements	172,099	11,557
Level 2 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	229	171
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	29	0
Level 2 of fair value hierarchy [member] | Trading loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	31,997	30,032
Level 2 of fair value hierarchy [member] | Commodities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,539	1,521
Level 2 of fair value hierarchy [member] | Retained interest 1 [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	1
Level 2 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,023	5,019
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	7,071	6,986
Level 2 of fair value hierarchy [member] | Loans 1 [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,238	344
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	374	288
Level 2 of fair value hierarchy [member] | Interest rate contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	12,084	10,990
Derivatives
Derivatives	11,899	9,572
Level 2 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	42,448	53,576
Derivatives
Derivatives	32,295	42,496
Level 2 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	99	44
Derivatives
Derivatives	349	440
Level 2 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	19,781	12,534
Derivatives
Derivatives	25,409	19,528
Level 2 of fair value hierarchy [member] | Commodity and other contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	5,059	4,867
Derivatives
Derivatives	4,543	6,193
Level 2 of fair value hierarchy [member] | Canadian government federal debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2,957	3,875
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,379	15,791
Level 2 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,994	4,537
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	24,931	21,080
Level 2 of fair value hierarchy [member] | United States federal state municipal governments and agencies debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	21,461	20,811
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	53,749	53,641
Level 2 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,388	5,818
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,791	7,875
Level 2 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	699	768
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,646	1,896
Level 2 of fair value hierarchy [member] | Canadian issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,279	6,695
Level 2 of fair value hierarchy [member] | Other issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	17,383	16,508
Level 2 of fair value hierarchy [member] | Assets backed security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,374	8,709
Level 2 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	15,464	13,091
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	467	92
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,569	1,567
Derivatives
Derivatives	48	11
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,582	1,911
Securities purchased under reverse repurchase agreements	0	0
FINANCIAL LIABILITIES
Trading deposits	265	273
Derivatives
Derivatives	102	291
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	3	2
Obligations related to securities sold short	0	0
Obligations related to securities sold under repurchase agreements	0	0
Level 3 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	26	25
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,582	1,911
Level 3 of fair value hierarchy [member] | Trading loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	383	0
Level 3 of fair value hierarchy [member] | Commodities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Retained interest 1 [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,568	1,567
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Level 3 of fair value hierarchy [member] | Loans 1 [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Interest rate contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	12	8
Derivatives
Derivatives	76	76
Level 3 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	5	3
Derivatives
Derivatives	7	5
Level 3 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	0	0
Level 3 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	11	0
Derivatives
Derivatives	0	155
Level 3 of fair value hierarchy [member] | Commodity and other contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	20	0
Derivatives
Derivatives	19	55
Level 3 of fair value hierarchy [member] | Canadian government federal debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | United States federal state municipal governments and agencies debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	53	67
Level 3 of fair value hierarchy [member] | Other issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5	0
Level 3 of fair value hierarchy [member] | Assets backed security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	$ 0	$ 0